Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 19,203	€ 20,250
Market value
Disclosure of detailed information about borrowings [Line Items]
Market value	11,511	11,024
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	19,257	20,314
Value on redemption	€ 12,244	€ 10,047